Share-Based Compensation (Tables)	12 Months Ended
May 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Options Granted and NES

The following table summarizes information regarding the share options granted:

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

NES

The following table summarizes information regarding NES granted in fiscal year 2015, 2016 and 2017:

NES	Grant-date Shares granted	Fair Value and Intrinsic value
		US$
Grant date:
July 23, 2014	209,650	21.01
September 29, 2014	24,020	22.32
February 5, 2015	600,000	18.52
July 9, 2015	486,330	22.69
October 19, 2015	60,000	22.45
November 16, 2016	436,016	47.19

Total	1,816,016

Summary of Share Options Activity under 2006 Share Incentive Plan

A summary of share options activity under 2006 Share Incentive Plan for year ended May 31, 2017 is as follows:

	Weighted Number of Options	Weighted- average Exercise Prices	Remaining Contractual Life	Aggregated Intrinsic Value
		US$	years	US$
Options outstanding at May 31, 2016	78,337	6.13	0.58	2,829
Granted	—	—
Exercised	48,047	5.37
Forfeited	23,938	8.75

Options outstanding at May 31, 2017	6,352	2.02	1.58	442

Options vested and expect to vest at May 31, 2017	6,352	2.02	1.58	442

Options exercisable at May 31, 2017	6,352	2.02	1.58	442

Summary of NES Activities under 2006 Share Incentive Plan

A summary of NES activities under 2006 Share Incentive Plan for the year ended May 31, 2017 is as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding at May 31, 2016	400,000	18.91
Granted	436,016	47.19
Vested	(200,000)	18.91
Forfeited	(4,050)	47.19

NES outstanding at May 31, 2017	631,966	38.24

NES vested and expect to vest at May 31, 2017	631,966